Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Thunder Bridge Acquisition Il, Ltd.[Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of reconciliation of net loss per ordinary share as adjusted for the portion of income that is attributable to ordinary shares subject to redemption
	For the Three Months Ended March 31,
	2021	2020
Net income	$38,507,524	$6,779,032
Less: Income attributable to ordinary shares	(8,621)	(1,788,302)
Net income available to ordinary shares	$38,498,903	$4,990,730
Weighted average shares outstanding, basic and diluted	8,625,000	8,625,000
Basic and diluted net income per ordinary share	$4.46	$0.58

	For the Year Ended December 31, 2020 (Restated)	For the Period from February 13, 2019 (Date of Inception) through December 31, 2019 (Restated)
Net (loss) income	$(73,292,930)	$3,619,908
Less: Income attributable to ordinary shares	(2,122,286)	(2,460,851)
Net (loss) income available to ordinary shares	$(75,415,216)	$1,159,057

Weighted average shares outstanding, basic and diluted	8,625,000	8,437,500

Basic and diluted net loss per ordinary share	$(8.74)	$0.14